Pioneer Global High Yield Fund

A: PGHYX	C: PGYCX	Y: GHYYX

Schedule of Investments  |  1/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.8%
	Senior Secured Floating Rate Loan Interests — 1.6% of Net Assets*(a)
	Airlines — 0.5%
715,000^	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.00% (LIBOR + 800 bps), 3/31/22	$ 720,362
329,149(b)^	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 0.00%, (15.50% PIK 0.00% Cash), 3/31/22	325,595
	Total Airlines	$1,045,957
	Auto Parts & Equipment — 0.3%
504,983	First Brands Group LLC, First Lien 2021 Term Loan, 6.00% (LIBOR + 500 bps), 3/30/27	$ 506,666
	Total Auto Parts & Equipment	$506,666
	Human Resources — 0.5%
1,061,707	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$ 1,022,955
	Total Human Resources	$1,022,955
	Metal Processors & Fabrication — 0.3%
638,400	Grinding Media Inc. (Molycop Ltd.), First Lien Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/12/28	$ 639,996
	Total Metal Processors & Fabrication	$639,996
	Total Senior Secured Floating Rate Loan Interests (Cost $3,118,912)	$3,215,574

Shares
	Common Stocks — 0.1% of Net Assets
	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 14,316
	Total Chemicals	$14,316
	Household Durables — 0.0%†
1,443,476(c)	Desarrolladora Homex SAB de CV	$ 3,359
	Total Household Durables	$3,359
1Pioneer Global High Yield Fund |  | 1/31/22

Shares		Value
	Oil, Gas & Consumable Fuels — 0.1%
25(c)	Amplify Energy Corp.	$ 93
5,735,146(c)^	Ascent CNR Corp.	172,055
	Total Oil, Gas & Consumable Fuels	$172,148
	Paper & Forest Products — 0.0%†
459,481(c)^	Emerald Plantation Holdings, Ltd.	$ 9,189
	Total Paper & Forest Products	$9,189
	Total Common Stocks (Cost $712,982)	$199,012

Principal Amount USD ($)
	Commercial Mortgage-Backed Security—0.2% of Net Assets
325,000(a)	Med Trust, Series 2021-MDLN, Class G, 5.442% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 320,928
	Total Commercial Mortgage-Backed Security (Cost $325,000)	$320,928

	Convertible Corporate Bonds — 3.0% of Net Assets
	Airlines — 0.8%
513,000	Air Canada, 4.00%, 7/1/25	$ 717,430
1,078,000	Spirit Airlines, Inc., 1.00%, 5/15/26	946,545
	Total Airlines	$1,663,975
	Banks — 0.0%†
IDR11,178,198,000^	PT Bakrie & Brothers Tbk, 0.00%, 12/22/22	$ 77,724
	Total Banks	$77,724
	Beverages — 0.2%
365,000	MGP Ingredients, Inc., 1.875%, 11/15/41 (144A)	$ 394,212
	Total Beverages	$394,212
	Biotechnology — 0.2%
458,000	Insmed, Inc., 1.75%, 1/15/25	$ 444,268
	Total Biotechnology	$444,268
	Energy-Alternate Sources — 0.4%
803,000(d)	Enphase Energy, Inc., 3/1/28 (144A)	$ 732,830
	Total Energy-Alternate Sources	$732,830
Pioneer Global High Yield Fund |  | 1/31/222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.5%
610,000(d)	DraftKings, Inc., 3/15/28 (144A)	$ 464,198
520,000	IMAX Corp., 0.50%, 4/1/26 (144A)	491,140
	Total Entertainment	$955,338
	Pharmaceuticals — 0.3%
455,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 383,984
523,000	Tricida, Inc., 3.50%, 5/15/27	278,346
	Total Pharmaceuticals	$662,330
	REITs — 0.2%
314,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 319,777
	Total REITs	$319,777
	Software — 0.4%
272,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$ 233,240
196,000	Jamf Holding Corp., 0.125%, 9/1/26 (144A)	190,583
470,000	Verint Systems, Inc., 0.25%, 4/15/26 (144A)	487,804
	Total Software	$911,627
	Total Convertible Corporate Bonds (Cost $7,305,367)	$6,162,081

	Corporate Bonds — 84.4% of Net Assets
	Advertising — 0.9%
890,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 922,262
465,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	482,438
513,000	Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	502,740
	Total Advertising	$1,907,440
	Aerospace & Defense — 0.9%
560,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 569,475
1,205,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	1,216,725
	Total Aerospace & Defense	$1,786,200
	Airlines — 4.0%
1,540,000(e)	Aerovias de Mexico SA de CV, 7.00%, 2/5/25 (144A)	$ 1,459,166
225,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	219,866
675,000	Gol Finance SA, 7.00%, 1/31/25 (144A)	582,815
2,635,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	2,427,520
3Pioneer Global High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Airlines — (continued)
1,900,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	$ 1,915,922
EUR1,300,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,379,762
	Total Airlines	$7,985,051
	Auto Manufacturers — 2.0%
335,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	$ 324,531
300,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	296,535
595,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	593,959
2,545,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	2,605,444
240,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	257,400
	Total Auto Manufacturers	$4,077,869
	Auto Parts & Equipment — 0.3%
536,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 548,060
	Total Auto Parts & Equipment	$548,060
	Banks — 2.3%
802,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	$ 791,975
700,000	Akbank TAS, 5.125%, 3/31/25	669,410
420,000	Akbank TAS, 6.80%, 2/6/26 (144A)	416,514
ARS8,000,000(a)	Banco de la Ciudad de Buenos Aires Series XVI, 39.851% (BADLARPP + 399 bps), 12/5/22	24,580
226,000(f)(g)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	229,955
380,000(f)(g)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	416,579
529,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	529,090
1,025,000(f)(g)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	921,372
750,000(f)(g)	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	700,350
9,000(g)	Turkiye Vakiflar Bankasi TAO, 8.00% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	8,938
	Total Banks	$4,708,763
	Beverages — 0.4%
800,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (144A)	$ 811,552
	Total Beverages	$811,552
Pioneer Global High Yield Fund |  | 1/31/224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.7%
EUR1,000,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 1,084,556
GBP220,000	Cidron Aida Finco S.a.r.l., 6.25%, 4/1/28 (144A)	284,347
	Total Biotechnology	$1,368,903
	Building Materials — 1.0%
1,285,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 1,258,015
601,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	602,503
90,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	89,341
	Total Building Materials	$1,949,859
	Chemicals — 3.0%
505,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 501,212
537,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	568,549
EUR465,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	501,007
1,108,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,125,340
542,000	Sasol Financing USA LLC, 5.50%, 3/18/31	529,805
EUR445,000	SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/1/26 (144A)	497,436
515,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	516,287
815,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	819,075
1,105,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,064,126
	Total Chemicals	$6,122,837
	Commercial Services — 5.1%
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 379,162
960,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,012,800
EUR275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	290,412
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	383,000
1,130,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	1,053,725
630,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	646,966
1,047,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	1,103,516
5Pioneer Global High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 1,154,630
750,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	788,250
975,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	984,750
1,330,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	1,324,766
525,000	Sotheby's, 7.375%, 10/15/27 (144A)	546,000
EUR605,000	Verisure Holding AB, 3.25%, 2/15/27 (144A)	658,447
	Total Commercial Services	$10,326,424
	Computers — 0.3%
595,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 590,537
110,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	115,542
	Total Computers	$706,079
	Diversified Financial Services — 6.7%
1,765,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 1,747,350
406,405(b)	Avation Capital SA, 8.25% (9.00% PIK 8.25% Cash), 10/31/26 (144A)	341,380
1,765,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	1,628,230
700,000	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	206,507
665,000	Financiera Independencia SAB de CV SOFOM ENR, 8.00%, 7/19/24 (144A)	509,563
EUR300,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	344,484
GBP510,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	701,551
1,374,482(b)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK 6.50% Cash), 9/15/24 (144A)	1,289,676
630,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	618,975
997,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	1,016,940
EUR360,000	Sherwood Financing Plc, 4.50%, 11/15/26 (144A)	396,293
GBP960,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	1,262,054
1,066,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	632,138
Pioneer Global High Yield Fund |  | 1/31/226

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
740,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	$ 677,766
1,020,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	963,370
1,100,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	1,093,290
	Total Diversified Financial Services	$13,429,567
	Electric — 1.5%
610,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	$ 574,297
EUR280,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	296,579
945,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	883,575
1,120,000	Pampa Energia SA, 7.50%, 1/24/27 (144A)	953,680
350,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	337,750
	Total Electric	$3,045,881
	Electrical Components & Equipments — 0.9%
EUR935,000	Belden, Inc., 3.375%, 7/15/31 (144A)	$ 1,020,783
EUR675,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	706,944
	Total Electrical Components & Equipments	$1,727,727
	Energy-Alternate Sources — 0.5%
200,000	Atlantica Sustainable Infrastructure Plc, 4.125%, 6/15/28 (144A)	$ 191,000
920,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	923,450
	Total Energy-Alternate Sources	$1,114,450
	Engineering & Construction — 1.4%
1,845,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 1,885,092
280,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	282,038
275,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	277,062
1,000,709(e)	Stoneway Capital Corp., 10.00%, 3/1/27 (144A)	290,216
	Total Engineering & Construction	$2,734,408
	Entertainment — 2.3%
509,000	AMC Entertainment Holdings, Inc., 10.50%, 4/24/26 (144A)	$ 538,267
EUR800,000	Gamma Bidco S.p.A., 5.125%, 7/15/25 (144A)	898,760
7Pioneer Global High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Entertainment — (continued)
EUR516,000	International Game Technology Plc, 2.375%, 4/15/28 (144A)	$ 549,991
1,145,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	1,166,526
EUR412,000	Scientific Games International, Inc., 5.50%, 2/15/26 (144A)	469,871
1,140,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	1,107,738
	Total Entertainment	$4,731,153
	Environmental Control — 0.7%
880,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 838,200
473,000	Tervita Corp., 11.00%, 12/1/25 (144A)	548,089
	Total Environmental Control	$1,386,289
	Food — 4.2%
710,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$ 712,317
GBP1,315,000	Bellis Acquisition Co. Plc, 4.50%, 2/16/26 (144A)	1,715,487
406,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	414,120
1,550,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	1,522,890
915,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/30 (144A)	903,590
454,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/32 (144A)	447,759
1,030,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	956,613
EUR655,000	Quatrim SASU, 5.875%, 1/15/24 (144A)	748,907
315,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	307,125
675,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	663,188
	Total Food	$8,391,996
	Forest Products & Paper — 1.7%
EUR350,000	Ahlstrom-Munksjo Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 384,588
469,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	467,828
848,000	Mercer International, Inc., 5.125%, 2/1/29	836,340
Pioneer Global High Yield Fund |  | 1/31/228

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Forest Products & Paper — (continued)
809,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$ 804,955
910,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	935,480
	Total Forest Products & Paper	$3,429,191
	Healthcare-Services — 1.9%
535,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 537,515
EUR475,000	Chrome Bidco SASU, 3.50%, 5/31/28 (144A)	521,013
1,145,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	1,089,181
809,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	850,461
786,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	801,720
	Total Healthcare-Services	$3,799,890
	Home Builders — 0.4%
155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 165,462
655,000	M/I Homes, Inc., 3.95%, 2/15/30	622,250
	Total Home Builders	$787,712
	Insurance — 0.3%
GBP382,000	Galaxy Bidco, Ltd., 6.50%, 7/31/26 (144A)	$ 525,054
	Total Insurance	$525,054
	Internet — 0.8%
EUR755,000	eDreams ODIGEO SA, 5.50%, 7/15/27 (144A)	$ 838,662
EUR675,000	United Group BV, 5.25%, 2/1/30 (144A)	735,579
	Total Internet	$1,574,241
	Iron & Steel — 1.4%
697,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$ 730,310
415,000	Commercial Metals Co., 4.375%, 3/15/32	412,566
1,865,000	Metinvest BV, 7.75%, 10/17/29 (144A)	1,598,025
	Total Iron & Steel	$2,740,901
	Leisure Time — 1.7%
180,000	Carnival Corp., 10.50%, 2/1/26 (144A)	$ 202,140
EUR385,000	Carnival Plc, 1.00%, 10/28/29	321,152
GBP545,000	Deuce Finco Plc, 5.50%, 6/15/27 (144A)	722,562
780,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	742,950
220,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	208,054
817,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	743,348
520,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	508,300
	Total Leisure Time	$3,448,506
9Pioneer Global High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Lodging — 0.8%
598,981(b)	Grupo Posadas S.A.B de CV, 4.00% (6.00% PIK 4.00% Cash), 12/30/27 (144A)	$ 494,160
670,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	666,650
EUR430,000	NH Hotel Group SA, 4.00%, 7/2/26 (144A)	480,861
	Total Lodging	$1,641,671
	Media — 2.8%
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 1,547,926
1,000,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	888,735
635,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	163,513
1,975,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,846,625
390,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	375,991
EUR855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	886,557
	Total Media	$5,709,347
	Mining — 3.8%
730,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 696,238
EUR959,000	Constellium SE, 3.125%, 7/15/29 (144A)	1,017,658
1,925,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	1,924,865
230,000	Endeavour Mining Plc, 5.00%, 10/14/26 (144A)	223,100
705,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	727,912
665,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	706,562
200,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25 (144A)	204,500
424,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	440,218
811,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	761,205
660,000	Minsur SA, 4.50%, 10/28/31 (144A)	661,650
315,000	Novelis Corp., 3.875%, 8/15/31 (144A)	296,100
	Total Mining	$7,660,008
	Oil & Gas — 10.8%
640,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	$ 617,600
1,825,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	1,952,750
1,382,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,335,357
995,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	987,537
Pioneer Global High Yield Fund |  | 1/31/2210

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
854,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	$ 845,460
485,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	472,875
1,137,000	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	1,085,846
590,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	601,127
550,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	570,625
165,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	168,694
615,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	576,563
1,060,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,073,250
1,144,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,094,030
510,000	Parkland Corp., 4.625%, 5/1/30 (144A)	489,600
575,000	Petroleos Mexicanos, 6.70%, 2/16/32 (144A)	568,871
214,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	214,364
585,000	Range Resources Corp., 4.75%, 2/15/30 (144A)	584,292
298,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	231,710
615,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	628,838
1,135,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	1,055,550
535,000	Southwestern Energy Co., 4.75%, 2/1/32	534,096
835,000	Southwestern Energy Co., 5.375%, 3/15/30	855,625
1,520,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	1,511,610
1,195,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	1,224,875
191,627	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	184,920
1,215,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,227,150
1,613,000	YPF SA, 6.95%, 7/21/27 (144A)	1,056,015
ARS22,125,000	YPF SA, 16.50%, 5/9/22 (144A)	93,874
	Total Oil & Gas	$21,843,104
	Oil & Gas Services — 0.6%
475,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 487,184
788,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	786,030
	Total Oil & Gas Services	$1,273,214
11Pioneer Global High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Packaging & Containers — 0.9%
EUR980,000	Guala Closures S.p.A., 3.25%, 6/15/28 (144A)	$ 1,050,061
735,000	OI European Group BV, 4.75%, 2/15/30 (144A)	713,909
	Total Packaging & Containers	$1,763,970
	Pharmaceuticals — 1.3%
600,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	$ 582,000
808,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	813,818
EUR345,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	374,900
EUR585,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	626,211
340,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	326,825
	Total Pharmaceuticals	$2,723,754
	Pipelines — 2.5%
565,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 563,096
1,092,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,096,379
1,165,000(f)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,184,659
665,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	591,850
765,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	738,225
790,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	821,774
	Total Pipelines	$4,995,983
	Real Estate — 1.3%
EUR1,300,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 1,298,938
EUR270,000	Neinor Homes SA, 4.50%, 10/15/26 (144A)	305,819
1,070,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	1,027,435
	Total Real Estate	$2,632,192
	REITs — 0.9%
1,160,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 1,056,853
780,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	737,872
	Total REITs	$1,794,725
	Retail — 2.7%
970,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 957,904
Pioneer Global High Yield Fund |  | 1/31/2212

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
GBP850,000	Constellation Automotive Financing Plc, 4.875%, 7/15/27 (144A)	$ 1,066,002
EUR605,000	Food Service Project SA, 5.50%, 1/21/27 (144A)	675,303
560,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	539,353
527,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	530,104
EUR960,000	Shiba Bidco S.p.A., 4.50%, 10/31/28 (144A)	1,066,379
557,000	Staples, Inc., 7.50%, 4/15/26 (144A)	549,341
	Total Retail	$5,384,386
	Software — 0.7%
1,440,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 1,434,960
	Total Software	$1,434,960
	Telecommunications — 4.3%
1,065,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 971,972
280,000	Altice France SA, 5.125%, 1/15/29 (144A)	260,400
1,165,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,078,673
1,340,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	1,283,626
1,090,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	1,060,025
805,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	737,686
765,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	694,238
790,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	736,675
885,000	Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (144A)	889,080
970,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	978,197
	Total Telecommunications	$8,690,572
	Transportation — 3.7%
910,000	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 889,525
1,485,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	1,449,783
825,000	Danaos Corp., 8.50%, 3/1/28 (144A)	899,250
620,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	566,531
445,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	440,096
13Pioneer Global High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Transportation — (continued)
700,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	$ 744,030
1,115,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	988,180
1,285,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	1,418,319
	Total Transportation	$7,395,714
	Total Corporate Bonds (Cost $177,838,817)	$170,109,603

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Metals & Mining — 0.0%†
318,254(h)	ANR, Inc.,3/31/23	$ 1,910
	Total Metals & Mining	$1,910
	Oil, Gas & Consumable Fuels — 0.0%†
61(c)(i)	Alpha Metallurgical Resources, Inc.,7/25/23	$ 1,543
	Total Oil, Gas & Consumable Fuels	$1,543
	Real Estate Management & Development — 0.0%†
17(c)(j)+	Fujian Thai Hot Investment Co., Ltd.,10/13/27	$ 19,034
	Total Real Estate Management & Development	$19,034
	Total Rights/Warrants (Cost $36,831)	$22,487

Principal Amount USD ($)

	Insurance-Linked Securities — 0.5% of Net Assets#
	Event Linked Bonds — 0.0%†
	Multiperil – U.S. — 0.0%†
500,000(a)	Caelus Re V, 0.486%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 44
250,000(a)	Caelus Re V, 0.486%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	25
		$69
	Total Event Linked Bonds	$69
Pioneer Global High Yield Fund |  | 1/31/2214

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.3%
	Multiperil – Worldwide — 0.2%
600,000(c)(k)+	Cypress Re 2017, 1/31/23	$ 60
462,359(c)(k)+	Dartmouth Re 2018, 1/31/23	97,604
277,770(c)(k)+	Oyster Bay Re 2018, 1/31/23	252,104
283,700(c)(k)+	Seminole Re 2018, 1/31/23	2,672
276,582(c)(k)+	Walton Health Re 2018, 6/15/22	22,017
		$374,457
	Windstorm – Florida — 0.1%
250,000(c)(k)+	Formby Re 2018, 2/28/23	$ 30,700
300,000(c)(k)+	Portrush Re 2017, 6/15/22	191,430
		$222,130
	Windstorm – U.S. Regional — 0.0%†
250,000(c)(k)+	Oakmont Re 2017, 4/30/23	$ 7,350
	Total Collateralized Reinsurance	$603,937
	Reinsurance Sidecars — 0.2%
	Multiperil – U.S. — 0.0%†
1,000,000(c)(l)+	Harambee Re 2018, 12/31/22	$ 1,800
695,349(l)+	Harambee Re 2019, 12/31/22	765
		$2,565
	Multiperil – Worldwide — 0.2%
3,037(l)+	Alturas Re 2019-2, 3/10/23	$ 4,276
490,000(c)(k)+	Bantry Re 2016, 3/31/23	39,494
300,000(c)(k)+	Bantry Re 2017, 3/31/23	17,532
250,000(c)(k)+	Bantry Re 2018, 12/31/22	2,850
250,000(c)(k)+	Bantry Re 2019, 12/31/22	8,491
1,422,258(c)(k)+	Berwick Re 2018-1, 12/31/22	109,941
556,791(c)(k)+	Berwick Re 2019-1, 12/31/22	66,537
12,500(d)(k)+	Eden Re II, 3/22/23 (144A)	3,739
22,500(d)(k)+	Eden Re II, 3/22/23 (144A)	7,115
250,000(c)(k)+	Gleneagles Re 2018, 12/31/22	29,575
450,000(c)(l)+	Lorenz Re 2018, 7/1/22	—
231,508(c)(l)+	Lorenz Re 2019, 6/30/22	7,593
600,000(c)(k)+	Merion Re 2018-2, 12/31/22	99,300
1,000,000(c)(k)+	Pangaea Re 2016-2, 11/30/22	1,783
300,000(c)(k)+	Pangaea Re 2018-1, 12/31/22	6,316
300,000(c)(k)+	Pangaea Re 2018-3, 7/1/22	6,223
245,774(c)(k)+	Pangaea Re 2019-1, 2/1/23	5,121
220,594(c)(k)+	Pangaea Re 2019-3, 7/1/23	7,935
250,000(c)(l)+	Thopas Re 2019, 12/31/22	—
15Pioneer Global High Yield Fund |  | 1/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
300,000(k)+	Versutus Re 2018, 12/31/22	$ 360
264,763(k)+	Versutus Re 2019-A, 12/31/22	159
35,236(k)+	Versutus Re 2019-B, 12/31/22	—
250,000(c)(l)+	Viribus Re 2018, 12/31/22	—
106,153(c)(l)+	Viribus Re 2019, 12/31/22	4,437
253,645(c)(k)+	Woburn Re 2018, 12/31/22	16,844
244,914(c)(k)+	Woburn Re 2019, 12/31/22	62,299
		$507,920
	Total Reinsurance Sidecars	$510,485
	Total Insurance-Linked Securities (Cost $2,467,064)	$1,114,491

Principal Amount USD ($)
	Foreign Government Bonds — 3.9% of Net Assets
	Argentina — 0.5%
118,980	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 42,238
1,175,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	992,886
42,316	Province of Salta Argentina, 9.500%, 3/16/22 (144A)	39,354
	Total Argentina	$1,074,478
	Bahrain — 0.3%
505,000	Bahrain Government International Bond, 7.000%, 10/12/28 (144A)	$ 537,084
	Total Bahrain	$537,084
	Egypt — 0.5%
1,095,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 924,060
	Total Egypt	$924,060
	Gabon — 0.6%
1,210,000	Gabon Government International Bond, 7.000%, 11/24/31 (144A)	$ 1,181,746
	Total Gabon	$1,181,746
Pioneer Global High Yield Fund |  | 1/31/2216

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Ghana — 0.5%
385,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 288,119
1,000,000	Ghana Government International Bond, 8.627%, 6/16/49	746,250
	Total Ghana	$1,034,369
	Ivory Coast — 0.5%
EUR952,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 1,002,529
	Total Ivory Coast	$1,002,529
	Nigeria — 0.4%
800,000	Nigeria Government International Bond, 7.375%, 9/28/33 (144A)	$ 744,480
	Total Nigeria	$744,480
	Ukraine — 0.6%
EUR855,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$ 735,301
625,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	575,000
	Total Ukraine	$1,310,301
	Total Foreign Government Bonds (Cost $9,071,239)	$7,809,047

	U.S. Government and Agency Obligations — 2.0% of Net Assets
4,000,000(d)	U.S. Treasury Bills, 2/15/22	$ 3,999,937
	Total U.S. Government and Agency Obligations (Cost $3,999,946)	$3,999,937

Shares
	SHORT TERM INVESTMENTS — 1.1% of Net Assets
	Open-End Fund — 1.1%
2,145,117(m)	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 2,145,118
		$2,145,118
	TOTAL SHORT TERM INVESTMENTS (Cost $2,145,118)	$2,145,118
17Pioneer Global High Yield Fund |  | 1/31/22

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Call Options Purchased — 0.0%†
297,012(n)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN —(o)	10/23/22	$—
297,012(p)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN —(o)	10/23/22	—
	Total Over The Counter (OTC) Call Options Purchased (Premiums paid $ 0)					$—

	Over The Counter (OTC) Currency Put Options Purchased — 0.2%
3,900,000	Put EUR Call USD	Bank of America NA	EUR 34,653	EUR 1.15	2/15/22	$103,726
4,050,000	Put EUR Call USD	Bank of America NA	EUR 62,238	EUR 1.15	10/19/22	118,673
3,985,000	Put EUR Call USD	Goldman Sachs International	EUR 26,964	EUR 1.13	2/14/22	37,470
2,000,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR 28,370	EUR 1.17	2/4/22	84,041
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 152,225)					$343,910

	TOTAL OPTIONS PURCHASED (Premiums paid $ 152,225)					$343,910

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.0% (Cost $207,173,501)					$195,442,188
	Over The Counter (OTC) Currency Call Options Written — (0.0%)†
(3,900,000)	Call EUR Put USD	Bank of America NA	EUR 34,653	EUR 1.21	2/15/22	$—
(4,050,000)	Call EUR Put USD	Bank of America NA	EUR 62,238	EUR 1.20	10/19/22	(16,679)
(3,985,000)	Call EUR Put USD	Goldman Sachs International	EUR 26,964	EUR 1.16	2/14/22	(115)
(2,000,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR 28,370	EUR 1.25	2/4/22	—
	Total Over The Counter (OTC) Currency Call Options Written (Premiums received $(152,225))					$(16,794)

	OTHER ASSETS AND LIABILITIES — 3.0%					$6,069,753
	net assets — 100.0%					$201,495,147
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
Pioneer Global High Yield Fund |  | 1/31/2218

Schedule of Investments  |  1/31/22
(unaudited) (continued)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2022, the value of these securities amounted to $163,216,640, or 81.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2022.
(b)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(c)	Non-income producing security.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Security is in default.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2022.
(h)	ANR, Inc. rights are exercisable into 318,254 shares.
(i)	Alpha Metallurgical Resources, Inc. warrants are exercisable into 61 shares.
(j)	Fujian Thai Hot Investment Co., Ltd. warrants are exercisable into 17 shares.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2022.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(o)	Strike price is 1 Mexican Peso (MXN).
(p)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2022.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$3,037	$4,276
Bantry Re 2016	2/6/2019	39,494	39,494
Bantry Re 2017	2/6/2019	17,539	17,532
19Pioneer Global High Yield Fund |  | 1/31/22

Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2018	2/6/2019	$2,845	$2,850
Bantry Re 2019	2/1/2019	—	8,491
Berwick Re 2018-1	1/10/2018	207,745	109,941
Berwick Re 2019-1	12/31/2018	66,532	66,537
Caelus Re V	4/27/2017	500,000	44
Caelus Re V	5/4/2018	250,000	25
Cypress Re 2017	1/24/2017	2,016	60
Dartmouth Re 2018	1/18/2018	187,807	97,604
Eden Re II	12/15/2017	747	3,739
Eden Re II	1/23/2018	520	7,115
Formby Re 2018	7/9/2018	23,471	30,700
Gleneagles Re 2018	12/27/2017	20,068	29,575
Harambee Re 2018	12/19/2017	21,233	1,800
Harambee Re 2019	4/24/2019	—	765
Lorenz Re 2018	6/26/2018	85,936	—
Lorenz Re 2019	7/10/2019	72,812	7,593
Merion Re 2018-2	12/28/2017	24,691	99,300
Oakmont Re 2017	5/10/2017	—	7,350
Oyster Bay Re 2018	1/17/2018	247,921	252,104
Pangaea Re 2016-2	5/31/2016	—	1,783
Pangaea Re 2018-1	12/26/2017	42,902	6,316
Pangaea Re 2018-3	5/31/2018	72,258	6,223
Pangaea Re 2019-1	1/9/2019	2,580	5,121
Pangaea Re 2019-3	7/25/2019	6,618	7,935
Portrush Re 2017	6/12/2017	230,095	191,430
Seminole Re 2018	1/2/2018	—	2,672
Thopas Re 2019	12/21/2018	—	—
Versutus Re 2018	1/31/2018	—	360
Versutus Re 2019-A	1/28/2019	—	159
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	19,725	—
Viribus Re 2019	3/25/2019	—	4,437
Walton Health Re 2018	6/25/2018	176,661	22,017
Woburn Re 2018	3/20/2018	87,980	16,844
Woburn Re 2019	1/30/2019	53,831	62,299
Total Restricted Securities			$1,114,491
% of Net assets			0.5%
Pioneer Global High Yield Fund |  | 1/31/2220

Schedule of Investments  |  1/31/22
(unaudited) (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,525,000	USD	1,743,684	Citibank NA	3/25/22	$(28,268)
USD	2,163,280	EUR	1,904,000	Citibank NA	2/24/22	23,207
NOK	20,950,000	EUR	2,077,220	HSBC Bank USA NA	4/11/22	14,860
USD	3,030,584	GBP	2,250,000	HSBC Bank USA NA	3/23/22	5,487
USD	2,252,605	EUR	1,990,000	HSBC Bank USA NA	3/25/22	14,127
USD	1,510,397	GBP	1,125,000	JPMorgan Chase Bank NA	3/23/22	(2,152)
USD	774,938	EUR	685,000	JPMorgan Chase Bank NA	3/25/22	4,406
EUR	10,975,000	USD	12,421,346	State Street Bank & Trust Co.	4/28/22	(64,743)
USD	919,927	EUR	810,000	State Street Bank & Trust Co.	3/25/22	8,788
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(24,288)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
7,450,000	Markit CDX North America North America Index Series 37	Pay	5.00%	12/20/26	$89,823	$(645,386)	$(555,563)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$89,823	$(645,386)	$(555,563)
TOTAL SWAP CONTRACTS					$89,823	$(645,386)	$(555,563)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
ARS	— Argentine Peso
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
21Pioneer Global High Yield Fund |  | 1/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$3,215,574	$—	$3,215,574
Common Stocks
Oil, Gas & Consumable Fuels	93	172,055	—	172,148
Paper & Forest Products	—	9,189	—	9,189
All Other Common Stocks	17,675	—	—	17,675
Commercial Mortgage-Backed Security	—	320,928	—	320,928
Convertible Corporate Bonds	—	6,162,081	—	6,162,081
Corporate Bonds	—	170,109,603	—	170,109,603
Rights/Warrants
Real Estate Management & Development	—	—	19,034	19,034
All Other Rights/Warrants	3,453	—	—	3,453
Insurance-Linked Securities
Event Linked Bonds
Multiperil – U.S.	—	69	—	69
Collateralized Reinsurance
Multiperil – Worldwide	—	—	374,457	374,457
Windstorm – Florida	—	—	222,130	222,130
Windstorm – U.S. Regional	—	—	7,350	7,350
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,565	2,565
Multiperil – Worldwide	—	—	507,920	507,920
Foreign Government Bonds	—	7,809,047	—	7,809,047
U.S. Government and Agency Obligations	—	3,999,937	—	3,999,937
Open-End Fund	2,145,118	—	—	2,145,118
Over The Counter (OTC) Call Options Purchased	—	—*	—	—*
Over The Counter (OTC) Currency Put Options Purchased	—	343,910	—	343,910
Total Investments in Securities	$2,166,339	$192,142,393	$1,133,456	$195,442,188
Pioneer Global High Yield Fund |  | 1/31/2222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Over The Counter (OTC) Currency Call Options Written	$—	$(16,794)	$—	$(16,794)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(24,288)	—	(24,288)
Swap contracts, at value	—	(555,563)	—	(555,563)
Total Other Financial Instruments	$—	$(596,645)	$—	$(596,645)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Warrants	Insurance- Linked Securities	Total
Balance as of 10/31/21	$ —	$ 1,261,165	$ 1,261,165
Realized gain (loss)	—	(219,502)	(219,502)
Changed in unrealized appreciation (depreciation)	—	106,980	106,980
Accrued discounts/premiums	—	(30,816)	(30,816)
Purchases	—	—	—
Sales	—	(3,405)	(3,405)
Transfers in to Level 3*	19,034	—	19,034
Transfers out of Level 3*	—	—	—
Balance as of 1/31/22	$ 19,034	$ 1,114,422	$ 1,133,456
* Transfers are calculated on the beginning of period value. For the three months ended January 31, 2022, securities with an aggregate market value of $19,034 transferred from Level 2 to Level 3 as there were observable inputs available to determine their value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2022:	$(1,956)
23Pioneer Global High Yield Fund |  | 1/31/22